Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment and Geographic Information [Abstract]
Schedule of Financial Information of Operating Segment

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024 and 2023:

	For the year ended December 31, 2024	For the year ended December 31, 2023
OPERATING EXPENSES
Research & Development	$2,839,060	$3,216,933
General & Administrative	3,974,786	1,125,712
Loss from Operations	(6,813,846)	(4,342,645)

OTHER INCOME/EXPENSE
Interest Income	—	2
Non-Operating Income	33,997	—
Non-Operating Expenses	(51,250)	—
Interest Expense	(2,051,839)	(3,448,939)
TOTAL OTHER INCOME/EXPENSE	(2,069,092)	(3,448,937)

NET LOSS	(8,882,938)	(7,791,582)